Long-Term Debt, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2018
Debt Instrument [Line Items]
Outstanding principal balance	$ 703,900
Less: Current portion of Other Loans (See Note 12)	(29,202)	$ (13,114)
Long-term debt, net	$ 665,598	688,356
Senior Notes
Debt Instrument [Line Items]
Interest rate	7.875%		7.875%
Outstanding principal balance	$ 669,000	669,000
Less: Unamortized debt issuance costs	(9,100)	(11,363)
Long-term debt, net	659,900	657,637
Other Loans
Debt Instrument [Line Items]
Outstanding principal balance	34,900	43,833
Less: Current portion of Other Loans (See Note 12)	(29,202)	(13,114)
Long-term debt, net	$ 5,698	$ 30,719
Other Loans | Minimum
Debt Instrument [Line Items]
Interest rate	2.50%
Other Loans | Maximum
Debt Instrument [Line Items]
Interest rate	3.30%